Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Net Trade and Other Receivables

	2019	2018
	(in € millions)
Trade receivables	305	286
Less: allowance for expected credit losses	(5)	(8)
Less: provision for credit reserves	(3)	(5)
Trade receivables – net	297	273
Other	105	127
	402	400

Summary of Aging of Group' s Trade Receivables

The aging of the Group’s net trade receivables is as follows:

	2019	2018
	(in € millions)
Current	209	195
Overdue 1 – 30 days	51	44
Overdue 31 – 60 days	19	19
Overdue 60 – 90 days	10	7
Overdue more than 90 days	8	8
	297	273

Summary of Movements in Group' s Allowance for Expected Credit Losses

The movements in the Group’s allowance for expected credit losses are as follows:

	2019	2018
	(in € millions)
At January 1	8	15
Provision for expected credit losses	12	15
Reversal of unutilized provisions	(12)	(18)
Receivables written off	(3)	(4)
At December 31	5	8